Total
TIFF Short-Term Fund
TIFF Short-Term Fund

TIFF Investment Program (“TIP”)

Supplement dated April 30, 2021

to the Prospectus dated April 30, 2021

TIFF Short-Term Fund

For members who are not non-profit organizations, the following supplements similar language under the heading Fund Performance — Average Annual Total Returns in each fund summary section of the prospectus.

Average Annual Returns - TIFF Short-Term Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
TIFF Short-Term Fund	Return before Taxes	0.54%	1.05%	0.48%	2.51%	May 31, 1994
After Taxes on Distributions | TIFF Short-Term Fund	Return after Taxes on Distributions	0.32%	0.62%	0.27%	1.53%
After Taxes on Distributions and Sale of Fund Shares | TIFF Short-Term Fund	Return after Taxes on Distributions and Sale of Fund Shares	0.32%	0.62%	0.28%	1.53%
BofA Merrill Lynch US 6-Month Treasury Bill Index (does not reflect fees, expenses, or taxes)	BofA Merrill Lynch US 6-Month Treasury Bill Index (does not reflect fees, expenses, or taxes)	1.05%	1.43%	0.81%	2.72%	May 31, 1994